Consolidated statement of cash flows - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Loss before tax	£ (37,306,120)	£ (46,951,138)	£ (33,721,551)
Adjustments to reconcile loss before tax to net cash flows:
Depreciation of property, plant and equipment	37,796	36,076	32,940
Share-based payment expense	2,189,293	3,651,898	6,494,018
Net foreign exchange loss	43,863	1,384,225	(2,262,626)
Provision for social security contributions on employee share options	(1,446,019)	1,115,966	1,031,109
Provision for deferred cash consideration	443,000		(374,906)
Interest earned	(306,831)	(826,855)
Finance charges	1,917,649	1,089,925	179,765
Modification loss on bank loan	730,037
Working capital adjustments:
(Decrease)/Increase in receivables	804,306	(839,751)	(1,219,202)
Increase in payables	1,603,828	3,860,412	(768,402)
Tax received	8,152,085	5,331,271	946,681
Net cash flows from operating activities	(23,137,113)	(32,147,971)	(29,662,174)
Investing activities
Purchase of property, plant and equipment	(35,536)	(15,568)	(3,467)
Purchase of license		(2,280,000)
Disposal of property, plant and equipment	2,166		1,175
Short-term investments		(2,500,000)
Interest earned	284,928	1,051,620	374,906
Net cash flows from (used in) investing activities	251,558	(3,743,948)	372,614
Financing activities
Proceeds from issue of ordinary shares	273,064	15,000,000	67,888,820
Transaction costs on issue of shares	(7,511)	(729,632)	(2,995,864)
Proceeds from issue of convertible loan			3,463,563
Proceeds from issue of bank loan	455,000	20,000,000
Transaction costs on bank loan	(920,859)	(200,000)
Interest paid on bank loan	(1,644,610)	(327,123)
Proceeds from TAP agreement	78,445
Purchase of treasury shares	(306,838)
Net cash flows from (used in) financing activities	(2,073,309)	33,743,245	68,356,519
Net (decrease) in cash and cash equivalents	(24,958,864)	(2,148,674)	39,066,959
Cash and cash equivalents, beginning balance	50,044,672	53,577,571	12,247,986
Effect of exchange rate changes on cash and cash equivalents	(43,863)	(1,384,225)	2,262,626
Cash and cash equivalents, ending balance	£ 25,041,945	£ 50,044,672	£ 53,577,571